Regulatory Matters	12 Months Ended
Dec. 31, 2023
Deposits [Abstract]
Regulatory Matters
NOTE U—REGULATORY MATTERS
United Bank maintains average reserve balances with its Federal Reserve Bank. The average amount of those consolidated reserve balances maintained for the year ended December 31, 2023 and 2022 were approximately $813,480,000 and $1,577,485,000, respectively. No reserve balance for the year ended December 31, 2023 and 2022 was required.
The primary source of funds for the dividends paid by United to its shareholders is dividends received from United Bank. Dividends paid by United Bank are subject to certain regulatory limitations. Generally, the most restrictive provision requires regulatory approval if dividends declared in any year exceed that year’s net income, as defined, plus the retained net profits of the two preceding years.

During 2024, the retained net profits available for distribution to United by United Bank as dividends without regulatory approval, are approximately $288,591,000, plus net income for the interim period through the date of declaration.
Under Federal Reserve regulation, United Bank is also limited as to the amount they may loan to affiliates, including the parent company. Loans from United Bank to the parent company are limited to 10% of the banking subsidiaries’ capital and surplus, as defined, or $395,066,000 at December 31, 2023, and must be secured by qualifying collateral.
United’s subsidiary banks are subject to various regulatory capital requirements administered by federal banking agencies. Pursuant to capital adequacy guidelines, United’s subsidiary banks must meet specific capital guidelines that involve various quantitative measures of the banks’ assets, liabilities, and certain off-balance-sheet
items as calculated under regulatory accounting practices. United’s subsidiary banks’ capital amounts and classifications are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.
As previously mentioned, in December 2017, the Basel Committee published standards that it described as the finalization of the Basel III post-crisis regulatory reforms. The quantitative measures established by the Basel III regulation to ensure capital adequacy require United and United Bank to maintain minimum amounts and ratios of total, Tier I capital, and common Tier I capital as defined in the regulations, to risk-weighted assets, as defined, and of Tier I capital, as defined, to average assets, as defined. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on United’s financial statements. As of December 31, 2023, United exceeds all capital adequacy requirements to which it is subject.
At December 31, 2023, the most recent notification from its regulators, United and United Bank were categorized as well-capitalized. To be categorized as well-capitalized, United must maintain minimum total risk-based, Tier I risk-based, Common Tier I risk-based, and Tier I leverage ratios as set forth in the following table. There are no conditions or events since that notification that management believes would impact United’s well-capitalized status.
United’s and United Bank’s capital amounts (in thousands of dollars) and ratios are presented in the following table.

(Dollars in thousands)	Actual		For Capital Adequacy Purposes			To Be Well- Capitalized
	Amount	Ratio	Amount	Ratio		Amount	Ratio
As of December 31, 2023:
Total Capital (to Risk-Weighted Assets):
United Bankshares	$3,700,453	15.4%	$1,924,541	≥	8.0%	$2,405,676	≥	10.0%
United Bank	3,440,096	14.4%	1,916,834	≥	8.0%	2,396,043	≥	10.0%
Tier I Capital (to Risk-Weighted Assets):
United Bankshares	$3,162,118	13.1%	$1,443,405	≥	6.0%	$1,924,541	≥	8.0%
United Bank	3,190,950	13.3%	1,437,626	≥	6.0%	1,916,834	≥	8.0%
Common Tier I Capital (to Risk Weighted Assets):
United Bankshares	$3,162,118	13.1%	$1,082,554	≥	4.5%	$1,563,689	≥	6.5%
United Bank	3,190,950	13.3%	1,078,219	≥	4.5%	1,557,428	≥	6.5%
Tier I Capital (to Average Assets):
United Bankshares	$3,162,118	11.4%	$1,110,296	≥	4.0%	$1,387,870	≥	5.0%
United Bank	3,190,950	11.5%	1,108,321	≥	4.0%	1,385,401	≥	5.0%
As of December 31, 2022:
Total Capital (to Risk-Weighted Assets):
United Bankshares	$3,494,723	14.4%	$1,945,020	≥	8.0%	$2,431,275	≥	10.0%
United Bank	3,236,554	13.4%	1,939,250	≥	8.0%	2,424,062	≥	10.0%
Tier I Capital (to Risk-Weighted Assets):
United Bankshares	$2,990,026	12.3%	$1,458,765	≥	6.0%	$1,945,020	≥	8.0%
United Bank	3,029,857	12.5%	1,454,437	≥	6.0%	1,939,250	≥	8.0%
Common Tier I Capital (to Risk Weighted Assets):
United Bankshares	$2,990,026	12.3%	$1,094,074	≥	4.5%	$1,580,329	≥	6.5%
United Bank	3,029,857	12.5%	1,090,828	≥	4.5%	1,575,640	≥	6.5%
Tier I Capital (to Average Assets):
United Bankshares	$2,990,026	10.8%	$1,108,785	≥	4.0%	$1,385,981	≥	5.0%
United Bank	3,029,857	11.0%	1,106,184	≥	4.0%	1,382,730	≥	5.0%

United’s mortgage banking entities, George Mason and Crescent, are subject to net worth requirements issued by the U.S. Department of Housing and Urban Development (“HUD”). Failure to meet minimum capital requirements of HUD can result in certain mandatory and possibly additional discretionary actions that, if undertaken, could have a direct material effect on George Mason’s and Crescent’s operations.
For George Mason and Crescent, the maximum net worth requirement of HUD at December 31, 2023 was $2,500,000. George Mason’s net worth and Crescent’s net worth were $153,854,000 and $103,525,000 at December 31, 2023, which both exceeded the HUD requirements.